GROSS PROFIT FROM INSURANCE AND PENSION PLANS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Insurance Revenue	R$ 51,252,827	R$ 44,245,342
Insurance contract expenses	(45,981,812)	(40,192,872)
Insurance result	5,271,015	4,052,470
Reinsurance result	(35,304)	(20,144)
Gross profit from insurance and pension plans	5,235,711	4,032,326
P A A Contracts [Member]
IfrsStatementLineItems [Line Items]
Insurance Revenue	44,618,387	38,351,543
B B A Contracts [Member]
IfrsStatementLineItems [Line Items]
Insurance Revenue	6,331,612	5,884,919
V F A Contracts [Member]
IfrsStatementLineItems [Line Items]
Insurance Revenue	302,828	8,880
Claims Incurred [Member]
IfrsStatementLineItems [Line Items]
Insurance contract expenses	(38,739,862)	(33,858,844)
Acquisition Costs [Member]
IfrsStatementLineItems [Line Items]
Insurance contract expenses	(3,510,730)	(3,361,916)
Administrative Expenses [Member]
IfrsStatementLineItems [Line Items]
Insurance contract expenses	(3,606,269)	(3,000,573)
Onerous Contracts [Member]
IfrsStatementLineItems [Line Items]
Insurance contract expenses	R$ (124,951)	R$ 28,461